SUPPLEMENT DATED DECEMBER 1, 1996

                         TO PROSPECTUS
                       DATED MAY 1, 1996
                              for
       FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                           issued by
               FARM BUREAU LIFE INSURANCE COMPANY

Throughout the prospectus, all references to the "Growth Common
Stock Portfolio" are replaced with references to the "Value Growth
Portfolio."